Subsequent Events - Additional Information (Detail) - EUR (€)	Feb. 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities		€ 104,961,000	€ 91,975,000	€ 36,619,000
Events After Reporting Period [Member] | DENMARK | Office Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Enforceable LeaseTerm	15 years
Expected Lease Commence Year	2025
Lease liabilities	€ 55,200
Right-of-use assets	€ 55,200